Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Provisions
Schedule of total provisions

	31 Dec 2018 £m	31 Dec 2017 £m
Provision in respect of defined benefit pension schemesC9	174	180
Other provisionsnote	904	943
Total provisions	1,078	1,123

Schedule of analysis of other provisions

	2018 £m	2017 £m
At 1 January	943	659
Charged to income statement:
Additional provisions	229	542
Unused amounts released	(18)	(9)
Used during the year	(262)	(239)
Exchange differences	12	(10)
Total at 31 December	904	943